SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2017	180,000,000	101,969,666	1,020
Common Shares Issued in Follow-on Offering	-	40,000,000	400
Balance as of December 31, 2017	180,000,000	141,969,666	1,420
Authorization of additional authorized shares	180,000,000	-	-
Balance as of December 31, 2018	360,000,000	141,969,666	1,420
At-the-Market Offering	-	5,260,968	52
Balance as of December 31, 2019	360,000,000	147,230,634	1,472